DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
22.	DISCONTINUED OPERATIONS

In accordance with ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the components of an entity meets the criteria in paragraph 205-20-45-1E to be classified as held for sale. When all of the criteria to be classified as held for sale are met, including management, having the authority to approve the action, commits to a plan to sell the entity, the major current assets, other assets, current liabilities, and noncurrent liabilities shall be reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as a component of net income (loss) separate from the net income (loss) of continuing operations in accordance with ASC 205-20-45.

Reconciliation of the Carrying Amounts of Major Classes of Assets and Liabilities of Discontinued Operations Classified as discontinued operations in the Consolidated Balance Sheets.

	December 31,
	2015	2014
	US$	US$
		(Restated)
ASSETS
CURRENT ASSETS:
Accounts receivable, net	36,876	744,628
Other receivables, net	-	68,350
Advances to suppliers – third parties	33,217	238,607
Inventories, net	-	1,611,728
Total Current Assets	70,093	2,663,313

Property and equipment, net	-	1,651
Total Assets	70,093	2,664,964

LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Accounts payable	146,029	204,047
Advances from customers	75,432	102,294
Accrued expenses and other current liabilities	185,796	45,343
Total Current Liabilities	407,257	351,684

Reconciliation of the Carrying Amounts of Major Classes of Net Income (Loss) from Operations to be Disposed Classified as discontinued operations in the Consolidated Statements of Operations and Comprehensive Loss.

	For the Years Ended
	December 31,
	2015	2014	2013
	US$	US$	US$
		(Restated)
Revenues	364,490	14,911,808	9,455,705

Costs of revenue	(2,190,140)	(13,162,235)	(5,858,208)

Gross profit (loss)	(1,825,650)	1,749,573	3,597,497

Service incomes	84,774	233,819	-
Service expenses	(54,173)	(10,845)	-
General and administrative expenses	(693,881)	(1,464,043)	-
Provision for doubtful accounts	(618,290)	(21,960,025)	(33,556)
Impairment loss for property and equipment	-	(1,978,711)	-
Impairment loss for intangible assets	-	(1,579,495)	-
Selling expenses	(392,892)	(946,785)	(663,193)

Operating Income (loss)	(3,500,112)	(25,956,512)	2,900,748

Income (loss) before provision for income tax and non-controlling interest	(3,500,112)	(25,956,512)	2,900,748

Provision for income tax expense	-	-	-

Net income (loss) from discontinuing operations	(3,500,112)	(25,956,512)	2,900,748